SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

July 31, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Active ETFs, Inc. (the “Company”)
– AB California Intermediate Municipal ETF
– AB New York Intermediate Municipal ETF
– AB Core Bond ETF
File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

On behalf of AB California Intermediate Municipal ETF, AB New York Intermediate Municipal ETF and AB Core Bond ETF (the “Funds”), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on July 28, 2025.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Anna C. Weigand
Anna C. Weigand